Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Current service costs	₩ 266,460	₩ 235,340	₩ 235,007
Net interest costs	(19,637)	(28,726)	(6,397)
Amounts recognized in consolidated statements of comprehensive income	₩ 246,823	₩ 206,614	₩ 228,610